Equity (Share Repurchase Program) (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jul. 24, 2019	Jun. 30, 2019	Feb. 28, 2019	Dec. 31, 2018	Oct. 31, 2018	Apr. 30, 2018	Feb. 28, 2018
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized amount		$ 200,000,000	$ 200,000,000	$ 100,000,000	$ 200,000,000	$ 200,000,000	$ 200,000,000
Treasury stock acquired (in shares)		6,574,814
Treasury stock acquired, average price per share (in USD per share)		$ 46.59
Shares cancelled (in shares)		5,000,000
Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Treasury stock acquired (in shares)	605,229
Treasury stock acquired, average price per share (in USD per share)	$ 50.88